Victory Funds

Victory S&P 500 Index VIP Series

Supplement dated July 1, 2019

to the Summary Prospectus dated May 1, 2019 (“Prospectus”)

Effective June 30, 2019, Steve Hammers is no longer a portfolio manager of the Fund. All references to Mr. Hammers in the Summary Prospectus are hereby deleted.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.